UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $       89,838
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALBEMARLE CORP               COM            012653101    5,977  100,000     CALL DEFINED    01       100,000      0    0
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    5,364  300,000     CALL DEFINED    01       300,000      0    0
CHIPOTLE MEXICAN GRILL INC   COM            169656105    5,447   20,000     PUT  DEFINED    01        20,000      0    0
CONCUR TECHNOLOGIES INC      COM            206708109    2,218   40,000     CALL DEFINED    01        40,000      0    0
DELL INC                     COM            24702R101    2,902  200,000     CALL DEFINED    01       200,000      0    0
EMULEX CORP                  COM NEW        292475209      902   84,500 SH       DEFINED    01        84,500      0    0
HALLIBURTON CO               COM            406216101    4,984  100,000     CALL DEFINED    01       100,000      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104   10,772  400,000     CALL DEFINED    01       400,000      0    0
LOEWS CORP                   COM            540424108    2,297   53,300     CALL DEFINED    01        53,300      0    0
RADIOSHACK CORP              COM            750438103    9,006  600,000     CALL DEFINED    01       600,000      0    0
SKECHERS U S A INC           CL A           830566105    2,054  100,000     CALL DEFINED    01       100,000      0    0
TATA MTRS LTD                SPONSORED ADR  876568502    8,337  300,000     CALL DEFINED    01       300,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106    7,432  100,000     CALL DEFINED    01       100,000      0    0
WHIRLPOOL CORP               COM            963320106   21,340  250,000     CALL DEFINED    01       250,000      0    0
WISDOMTREE TRUST             INDIA ERNGS FD 97717W422      806   32,500     CALL DEFINED    01        32,500      0    0


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